Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Schedule of bad debt provision
	December 31,	December 31,
	2019	2018
Accounts receivable, gross	$338,944	$450,606
Less: bad debt provision	(37,898)	(175,744)
Accounts receivable, net	$301,046	$274,862

Schedule of bad debt duration
	December 31,	December 31,
	2019	2018
within 1 month	$-	$-
1-2 months	-	-
2-3 months	-	-
3-6 months	-	-
6-12 months	-	-
> 1 year	37,898	175,744
Subtotal	$37,898	$175,744